Investments in Available-For-Sale Securities (Details) - Golar LNG Partners - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 08, 2015	Jun. 30, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities		$ 40,485	$ 275,307
Affiliated Entity
Schedule of Available-for-sale Securities [Line Items]
Unrealized gain (loss)		(8,600)	$ 15,700
Secondary offering, sale of common units (in shares)	7,170,000
Sale of common units price per share (in USD per share)	$ 29.90
Net proceeds from secondary offering		$ 207,400
Percentage ownership in investment		30.00%